LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

January 31, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lord Abbett Municipal Income Fund, Inc.
1933 Act File No. 002-88912
1940 Act File No. 811-03942

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective No.44 to the above-referenced Registrant’s Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on January 28, 2008.

Please contact the undersigned at (201) 827-2676 if you have any questions or comments.

Sincerely yours,

/s/ Raina Tai-Chew

Raina Tai-Chew

Paralegal

Lord, Abbett & Co. LLC